Acquisitions - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 26, 2013 acre	Jun. 24, 2014
Business Acquisition [Line Items]
Recognized gain on bargain purchase			$ 1,585,000
Depletion, depreciation, amortization and accretion expense	29,983,000	2,462,000	51,967,000	3,445,000	6,163,000	404,000
Amortization of financing costs			1,314,000	647,000	739,000
Amortization of debt discount			1,711,000		1,247,000
Unproved properties					926,812,000	99,671,000
Oxford [Member]
Business Acquisition [Line Items]
Acquired percentage of outstanding equity interests							100.00%
Area of leasehold property held	46,549		46,549				181,000
Aggregate purchase price							652,500,000
Escrow withheld from initial purchase price							32,500,000
Acquisition contributed revenue					7,600,000
Eclipse Resources Operating, LLC ("Eclipse Operating") [Member]
Business Acquisition [Line Items]
Total consideration			100,000					100,000
Recognized gain on bargain purchase								1,600,000
Pro Forma Financial Information [Member]
Business Acquisition [Line Items]
Depletion, depreciation, amortization and accretion expense				7,000,000	3,400,000	800,000
Amortization of financing costs				400,000	700,000	1,500,000
Amortization of debt discount				600,000	1,200,000	2,400,000
Interest expense				10,300,000	26,900,000	53,900,000
Unproved Oil And Gas Properties [Member]
Business Acquisition [Line Items]
Unproved properties						157,600,000
General and Administrative Expense [Member] | Oxford [Member]
Business Acquisition [Line Items]
Transaction costs related to the acquisition					$ 12,200,000